Note 1 - Description of the Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE
1
Description of the Business and Summary of Significant Accounting Policies
HMN Financial, Inc. (HMN or the Company) is a stock savings bank holding company that owns
100
percent of Home Federal Savings Bank (the Bank). The Bank has a community banking philosophy and operates retail banking and loan production facilities in Minnesota, Iowa, and Wisconsin. The Bank has two
wholly owned subsidiaries, Osterud Insurance Agency, Inc. (OIA), which does business as Home Federal Investment Services and offers financial planning products and services, and HFSB Property Holdings, LLC (HPH), which is currently inactive, but has acted in the past as an intermediary for the Bank in holding and operating certain foreclosed properties.

The consolidated financial statements included herein are for HMN, the Bank
, OIA, and HPH. All significant intercompany accounts and transactions have been eliminated in consolidation
.

The Company evaluated subsequent events through the filing date of our annual
10
-K with the Securities and Exch
ange Commission (SEC) on
March 9, 2018.

Use of Estimates
In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ from those estimates.

An e
stimate that is particularly susceptible to change relates to the determination of the allowance for loan losses. Management believes that the allowance for loan losses is appropriate to cover probable losses inherent in the portfolio at the date of the balance sheet. While management uses available information to recognize losses on loans, future additions to the allowance may
be necessary based on changes in economic conditions and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses. Such agencies may
require changes to the allowance based on their judgment about information available to them at the time of their examination.

Cash and Cash Equivalents
The Company considers highly liquid investments with original maturities of three
months or less to be cash equivalents.

Securities
Securities are accounted for according to their purpose and holding period. The Company classifies its debt and equity securities in one
of
three
categories:

Trading Securities
Securities held principally for resale in the near term are classified as trading securities and are recorded at their fair values. Unrealized gains and losses on trading securities are included in other income.

Securities Held to Maturity
Securities that the Company has the positive intent and ability to hold to maturity are reported at cost and adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity.
Unrealized losses on securities held to maturity reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Securities Available for Sale
Securities available for sale consist of securities
not
classified as trading securities or a
s securities held to maturity. They include securities that management intends to use as part of its asset/liability strategy or that may
be sold in response to changes in interest rates, changes in prepayment risk, or similar factors. Unrealized gains and losses, net of income taxes, are reported as a separate component of stockholders’ equity until realized. Gains and losses on the sale of securities available for sale are determined using the specific identification method and recognized on the trade date. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities available for sale reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Management monitors the investment security portfolio for impairment on an individual security basis and has a process in place to identify securities that could potentially have a credit impairment that is other than temporary. This process involves analyzing the length of time and extent to which the fair value has been less than the amortized cost basis, the market liquidity for the security, the financial condition and near-term prospects of the issuer, expected cash flows, and the Company's intent and ability to hold the investment for a period of time sufficient to recover the temporary loss, including determining whether it is more-likely-than-
not
that the Company will be required to sell the security prior to recovery. To the extent it is determined that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Loans Held for Sale
Mortgage loans originated or purchased
which are intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net fees and costs associated with acquiring or originating loans held for sale are deferred and included in the basis of the loan in determining the gain or loss on the sale of the loans. Gains on the sale of loans are recognized on the settlement date. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans Receivable, n
et
Loans receivable, net, are carried at amortized cost. Loan origination fees received, net of certain loan origination costs, are deferred as an adjustment to the carrying value of the related loans, and are amortized into income using the interest method over the estimated life of the loans.

Premiums and discounts on purchased
participation loans are amortized into interest income using the interest method over the period to contractual maturity, adjusted for estimated prepayments.

The allowance for loan losses is based on a periodic analysis of the loan portfolio and is maintained at an amount considered to be appropriate by management to provide for probable losses inherent in the loan portfolio as of the balance sheet dates. In this analysis, management considers factors including, but not
limited to, specific occurrences of loan impairment, actual and anticipated changes in the size of the portfolios, national and regional economic conditions
(such as unemployment data, loan delinquencies, local economic conditions, demand for single family homes, demand for commercial real estate and building lots), loan portfolio composition, historical loss experience, and observations made by the Company's ongoing internal audit and regulatory exam processes. In connection with the determination of the allowance for loan losses, management obtains independent appraisals for significant properties or other collateral securing classified loans. Appraisals on collateral dependent commercial real estate and commercial business loans are obtained when it is determined that the borrower’s risk profile has deteriorated and the loan is classified as impaired. Subsequent new third
party appraisals of properties securing impaired commercial real estate and commercial business loans are prepared at least every two
years. For all land development loan types, a new
third
party appraisal is prepared on an annual basis where current activity is not
consistent with the assumptions made in the most recent
third
party appraisal. Non-performing residential and consumer home equity loans and home equity lines may
have a
third
party appraisal or an internal evaluation completed depending on the size of the loan and location of the property. These appraisals, or internal valuations, are generally completed when a residential or consumer home equity loan or home equity line of credit becomes
120
days past due and are typically updated after possession of the property is obtained. Valuations are reviewed on a quarterly basis and adjustments are made to the allowance for loan losses for temporary impairments and charge-offs are taken when the impairment is determined to be permanent. The fair market value of the properties for all loan types are adjusted for estimated selling costs in order to determine the net realizable value of the properties. The allowance for loan losses is established for known problem loans, as well as for loans which are not
currently known to require an allowance. Loans are charged off to the extent they are deemed to be uncollectible. The appropriateness of the allowance for loan losses is dependent upon management’s estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may
be subject to adjustments due to changing economic prospects of borrowers or properties. The fair market value of collateral dependent loans are typically based on the appraised value of the property less estimated selling costs. The estimates are reviewed periodically and adjustments, if any, are recorded in the provision for loan losses in the periods in which the adjustments become known. The allowance is allocated to individual loan categories based upon the relative risk characteristics of the loan portfolios and the actual loss experience. The Company increases its allowance for loan losses by charging the provision for loan losses against income and decreases its allowance by crediting the provision for loan losses. The methodology for establishing the allowance for loan losses takes into consideration probable losses that have been identified in connection with specific loans as well as losses in the loan portfolio that have not
been specifically identified.

Interest income is recognized on an accrual basis except when collectability is in doubt. When loans are placed on a non-accrual basis, generally when the loan is
90
days past due, previously accrued but unpaid interest is reversed from income. If the ultimate collectability of a loan is in doubt and the loan is placed in nonaccrual status, the cost recovery method is used and cash collected is applied to first
reduce the principal outstanding. Generally, the Company returns a loan to accrual status when all delinquent interest and principal becomes current under the terms of the loan agreement and collectability of remaining principal and interest is no
longer doubtful.
Previously collected interest payments that were applied to principal when the loan was classified as non-accrual are recorded as interest income using the effective yield method over the estimated life of the loan, including expected renewal terms.

All impaired loans are valued at the present value of expected future cash flows discounted at the loan's initial effective interest rate. The fair value of the collateral of an impaired collateral-dependent loan or an observable market price, if one
exists,
may
be used as an alternative to discounting.
If the value of the impaired loan is less than the recorded investment in the loan, the impaired amount is charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans include all loans which are on non-accrual, delinquent as to principal and interest for
90
days or more, or restructured in a troubled debt restructuring (TDR) involving a modification of terms. All non-accruing loans are reviewed for impairment on an individual basis.

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of the loan balances.
The Company evaluates all loan modifications and if the Company, for legal or economic reasons related to the borrower's financial difficulties, grants a concession compared to the original terms and conditions of the loan that the Company would not
otherwise consider, the modified loan is considered a TDR and is classified as an impaired loan. If the TDR loan was performing (accruing) prior to the modification, it typically will remain accruing after the modification as long as it continues to perform according to the modified terms. If the TDR loan was non-performing (non-accruing) prior to the modification, it will remain non-accruing after the modification for a minimum of six
months. If the loan performs according to the modified terms for a minimum of six
months, it typically will be returned to accruing status. In general, there are two
conditions in which a TDR loan is
no
longer considered to be a TDR and potentially
not
classified as impaired. The
first
condition is whether the loan is refinanced with terms that reflect normal market terms for the type of credit involved. The second
condition is whether the loan is repaid or charged off.

Purchased
Loans Acquired Through
Business Combinations
Purchased l
oans acquired in a business combination, including loans that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments, are initially recorded at fair value as determined by the present value of expected future cash flows with no
valuation allowance. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan is an accretable yield adjustment and is recognized as interest income using the effective yield method over the life of the loan. Contractually required payments for principal and interest that exceed the undiscounted cash flows expected at acquisition is a nonaccretable difference and is not
recognized as a yield adjustment, loss accrual, or a valuation allowance. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through an adjustment of the yield on the loan over its remaining life. Decreases in expected cash flows after the loan is acquired are recognized as an impairment and charged to the provision for loan losses.

Transfers of Financial Assets and Participating Interests
Transfers of an entire financial asset or a participating interest in an entire financial asset are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (
1
)
 the assets have been isolated from the Company, (
2
) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (
3
) the Company does
not
maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest. A participating interest in a financial asset has all of the following characteristics: (
1
)
 from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (
2
) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (
3
) the rights of each participating interest holder must have the same priority, and (
4
)
no
party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Real Estate, net
Real estate acquired through loan foreclosure or deed in lieu of foreclosure, is initially recorded at its fair value less estimated selling costs. Third party appraisals are obtained as soon as practical after obtaining possession of the property. Valuations are reviewed quarterly by management and an allowance for losses is established if the carrying value of a property exceeds its fair value less estimated selling costs.

Mortgage Servicing Rights
, net
Mortgage servicing rights are capitalized
at fair value and amortized in proportion to, and over the period of, estimated net servicing income. The Company evaluates its capitalized mortgage servicing rights for impairment each quarter. Loan type and note rate are the predominant risk characteristics of the underlying loans used to stratify capitalized mortgage servicing rights for purposes of measuring impairment. Any impairment is recognized through a valuation allowance.

Premises and Equipment
, net
Land is carried at cost. Office buildings, improvements, furniture and equipment are carried at cost less accumulated depreciation.
Depreciation is computed on a straight-line basis over estimated useful lives of
5
to
40
years for office buildings and improvements and
3
to
10
years for furniture and equipment.

Goodwill
The Company records goodwill for acquisition amounts paid in excess of the net assets purchased. Goodwill is
not
amortized, but is tested for impairment at least annually or more frequently if there are indications of impairment.

Core Deposit Intangible
, net
The Company records t
he estimated fair value of the deposit base acquired in an acquisition as a core deposit intangible asset. The recorded amount is amortized on a straight line basis over the estimated life of the deposits acquired.

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of
The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable.

Stock
Based Compensation
T
he Company recognizes the grant-date fair value of stock option and restricted stock awards issued as compensation expense, amortized over the vesting period.

Employee Stock Ownership Plan (ESOP)
The Company has an ESOP that borrowed funds from the Company and purchased shares of HMN common stock. The Company makes quarterly principal and interest payments on the
ESOP loan. As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral based on the proportion of debt service paid in the year and then allocated to eligible employees. The Company accounts for its ESOP in accordance with ASC
718,
Employers' Accounting for Employee Stock Ownership Plans
. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Income Taxes
Deferred tax assets and li
abilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. A valuation allowance is required to be recognized if it is “more likely than not”
that the deferred tax asset will
not
be realized. The determination of the realizability of the deferred tax asset is subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence regarding the ultimate realizability of deferred tax assets.

Earnings
per
Common
Share
Basic
earnings per common share excludes dilution and is computed by dividing the income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity.

Comprehensive
Income
Comprehensive
income is defined as the change in equity during a period from transactions and other events from non-owner sources. Comprehensive income is the total of net income and other comprehensive income (loss), which for the Company is comprised of unrealized gains and losses on securities available for sale.

Segment Information
The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations made in preparing an enterprise
’s general-purpose financial statements and allocations of revenues, expenses, and gains or losses are included in determining reported segment profit or loss if they are included in the measure of the segment’s profit or loss that is used by the chief operating decision maker. Similarly, only those assets that are included in the measure of the segment’s assets that are used by the chief operating decision maker are reported for that segment.

New Accounting Pronouncement
s
In
May 2014,
the
Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)
2014
-
09,
R
evenue from Contracts with Customers (Topic
606
),
with an original effective date for annual reporting periods beginning after
December 15, 2016.
In
August 2015,
the FASB issued ASU
2015
-
14,
which deferred the effective date of ASU
2014
-
09
to annual and interim reporting periods in fiscal years beginning after
December 15, 2017.
This ASU is a converged standard between the FASB and the International Accounting Standards Board (IASB) that provides a single comprehensive revenue recognition model for all contracts with customers across transactions and industries. The primary objective of the ASU is revenue recognition that represents the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In
March,
April,
May
and
December
of
2016
and
February
and
September
of
2017,
the FASB also issued ASU
2016
-
08,
2016
-
10,
2016
-
12,
2016
-
20,
2017
-
05,
and
2017
-
13,
respectively, related to Topic
606.
The amendments in these subsequently issued ASUs do
not
change the core principles of the previously issued guidance, but instead provide more clarity and implementation guidance for certain aspects of the original ASU. The Company has completed its assessment of which revenue sources are within the scope of this ASU and evaluated the applicable contracts to assess and quantify accounting methodology changes resulting from the adoption of the standard. Based on this assessment, t he adoption of this ASU and the related amendments in the
first
quarter of
2018
did
not
have a material impact on the Company’s consolidated financial statements.

In
January 2016,
the FASB issued ASU
2016
-
01,
Financial Instruments – Overall (Subtopic
825
-
10
) Recognition and Measurement of Financial Assets and Financial Liabilities.
The amendments in this ASU require, among other things, equity investments to be measured at fair value, with changes in fair value recognized in net income, and that public business entities use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments also eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The ASU is intended to reduce diversity in practice and is effective for public business entities for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The adoption of this ASU in the first
quarter of
2018
did
not
have a material impact on the Company’s consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
).
The amendments in the ASU create
Topic
842,
Leases
, and supersede the lease requirements in
Topic
840,
Leases
. The objective of this ASU is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between previous GAAP and this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous GAAP. The amendment requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and the right-of-use asset representing its right to use the underlying asset for the lease term. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may
elect to apply that will, in effect, continue to account for leases that commence before the effective date in accordance with previous GAAP unless the lease is modified. The amendments in the ASU, for public business entities, are effective for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. The adoption of this ASU in the first
quarter of
2019
is
not
anticipated to have a material impact on the Company’s consolidated financial statements.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments-Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.
The amendments in this ASU affect all entities that measure credit losses on financial instruments including loans, debt securities, trade receivables, net investments in leases, off-balance sheet credit exposures, reinsurance receivables, and any other financial asset that has a contractual right to receive cash that is not
specifically excluded. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this ASU replace the incurred loss impairment methodology required in current GAAP with a methodology that reflects expected credit losses that requires consideration of a broader range of reasonable and supportable information to estimate credit losses. The amendments in this ASU will affect entities to varying degrees depending on the credit quality of the assets held by the entity, the duration of the assets held, and how the entity applies the current incurred loss methodology. The amendments in this ASU, for public business entities that are SEC filers, are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those annual periods. All entities may
adopt the amendments in the ASU early as of the fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. Amendments should be applied using a modified retrospective transition method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance is adopted. Management is in the process of evaluating the impact that the adoption of this ASU in the first
quarter of
2020
will have on the Company’s consolidated financial statements.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments.
The amendments in this ASU affect all entities that are required to present a statement of cash flows under Topic
230
and address the following
eight
specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero
-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interest in securitization transactions; and separately identifiable cash flows and application of the predominance principle. This ASU is intended to reduce diversity in practice and is effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years with early adoption permitted. Upon adoption, the amendments should be applied using a retrospective transition method to each period presented. The adoption of this ASU in the first
quarter of
2018
did
not
have a material impact on the Company’s consolidated financial statements.

In
January 2017,
the FASB issued ASU
2017
-
03,
Accounting Changes and Error Corrections (Topic
250
) and Investments – Equity Method and Joint Ventures (Topic
323
).
The amendments in the ASU add and amend SEC paragraphs pursuant to the SEC staff announcement at the
September 22, 2016
and
November 17, 2016
Emerging Issues Task Force (EITF) meetings. The
September
announcement is about the disclosure of the impact that recently issued accounting standards will have on the financial statements of a registrant when such standards are adopted in a future period. The announcement applies to ASU
2014
-
09,
Revenue from Contracts with Customers (Topic
606
)
; ASU
2016
-
02,
Leases (Topic
842
)
; and ASU
2016
-
13,
Financial Instruments – Credit Losses (Topic
326
):
Measurement of Credit Losses on Financial Instruments
and to any subsequent amendments to these ASUs that are issued prior to their adoption. The
November
announcement made amendments to conform the SEC Observer comment on accounting for tax benefits resulting from investments in qualified affordable housing projects to the guidance issued in Accounting Standards Update
No.
2014
-
01,
Investments-Equity Method and Joint V
entures (Topic
323
); Accounting
for Investments in Qualified Affordable Housing Projects.
This ASU is intended to improve transparency and is effective for public business entities upon issuance. The adoption of this ASU did not
have a material impact on the Company’s consolidated financial statements other than to enhance the disclosures on the effects of new accounting pronouncements as they move closer to adoption.

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles-Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment.
The amendments in this ASU were issued to address concerns over the cost and complexity of the two
-step goodwill impairment test and resulted in the removal of the second
step of the test. The amendments require an entity to apply a one
-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not
to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not
amend the optional qualitative assessment of goodwill impairment. This ASU is intended to reduce the cost and complexity of the two
-step goodwill impairment test and is effective for public business entities for fiscal years beginning after
December 15, 2019,
and interim periods within those fiscal years with early adoption permitted for testing performed after
January 1, 2017.
Upon adoption, the amendments should be applied on a prospective basis and the entity is required to disclose the nature of and reason for the change in accounting principle upon transition. The Company early adopted this ASU in the fourth
quarter of
2017
in order to reduce the complexity of the goodwill impairment calculation. The adoption of this ASU in the fourth
quarter of
2017
did
not
have any impact on the Company’s consolidated financial statements.

In
March 2017,
the FASB issued ASU
2017
-
08,
Receivables – Nonrefundable Fees and Other Costs (Subtopic
310
-
20
): Premium Amortization on Purchased Callable Debt Securities.
The amendments in this ASU shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not
require an accounting change for securities held at a discount as discounts continue to be amortized to maturity. This ASU is intended to more closely align the amortization period of premiums and discounts to expectations incorporated in market pricing on the underlying securities. In most cases, market participants price securities to the call date that produces the worst yield when the coupon is above current market rates and prices securities to maturity when the coupon is below market rates. As a result, the amendments more closely align interest income recorded on bonds held at a premium or a discount with the economics of the underlying instrument. This ASU is intended to reduce diversity in practice and is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2018
with early adoption permitted. Upon adoption, the amendments should be applied using a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Additionally, in the period of adoption, an entity should provide disclosures about a change in accounting principles. The adoption of this ASU in the first
quarter of
2019
is
not
anticipated to have a material impact on the Company’s consolidated financial statements.

In
May 2017,
the FASB issued ASU
2017
-
09,
C
ompensation- Stock Compensation (Topic
718
).
The amendments in this ASU provide clarity about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The ASU is effective for all entities for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years with early adoption permitted. The adoption of this ASU in the first
quarter of
2018
did
not
have any impact on the Company’s consolidated financial statements.

In
February 2018,
the FASB issued ASU
2018
-
01,
Income Statement – Reporting Comprehensive Income (Topic
220
): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.
The amendments in this ASU require a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the newly enacted federal corporate income tax rate. The amount of the reclassification is the difference between the historical corporate income tax rate and the newly enacted
21
percent corporate income tax rate. This ASU is effective for all entities for fiscal years beginning after
December 15, 2018,
and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period, for public business entities such as the Company for reporting periods for which financial statement have not
yet been issued. The Company opted to early adopt this ASU as of
December 31, 2017.
The impact on the
December 31, 2017
financial statements was a
$157,600
reclassification between other comprehensive income and retained earnings for the stranded tax effects as a result of the change in the federal corporate tax rate.

Derivative Financial Instruments
The Company uses derivative financial instruments in order to manage the interest rate risk on residential loans held for sale and its commitments to extend credit for residential loans.
The Company
may
also from time to time use interest rate swaps to manage interest rate risk. Derivative financial instruments include commitments to extend credit and forward mortgage loan sales commitments.

Reclassifications
Certain amounts in the consolidated financial statements for the prior year have been reclassified to conform to the current year presentation.